Liability for Sale of Future Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Insurance Loss Reserves [Abstract]
Amount received from agreements	$ 424,510
Total repayments	567,001
Initial discount	142,491
Amortized discount to interest expense	132,922	$ 6,851
Unamortized discount	2,718	135,641
Outstanding balance due pursuant to the agreements	$ 10,904	$ 539,742